Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following at:

	October 31,	July 31,
	2019	2019
In-Process Research & Development	$8,761,427	$8,761,427
Non-compete agreements	1,566,700	1,210,000
Developed software/technology	172,500	131,000
Vendor agreements and other intangibles	775,674	51,274
	11,276,301	10,153,701
Less accumulated amortization	(473,859)	(319,432)
	$10,802,442	$9,834,269

Intangible assets consist of the following at July 31:

	July 31,	July 31,
	2019	2018
In-Process Research & Development	$8,761,427	$2,911,377
Non-compete agreements	1,210,000	—
Developed Software/Technology	131,000	—
Other Intangibles	51,274	327,654
	10,153,701	3,239,031
Less accumulated amortization	(319,432)	(27,994)
	$9,834,269	$3,211,037

Estimated amortization expense

The remaining estimated amortization expense for the next five years and thereafter is as follows:

Year Ending July 31,	Amount
2020	$570,708
2021	616,744
2022	246,324
2023	94,511
2024	68,491
Thereafter	444,658
$2,041,435

Estimated amortization expense (in thousands) for the next five years and thereafter is as follows:

Year Ending July 31,	Amount
2020	$434,117
2021	434,118
2022	164,895
2023	30,787
2024	11,138
Thereafter	7,898
$1,082,952

Changes in value of goodwill	Changes in the value of goodwill:
Balance as of July 31, 2019	$38,297,573
Acquisition of MediSource and Pantheon	603,553
Balance as of October 31, 2019	$38,901,126

Changes in the value of goodwill:

Balance as of July 31, 2018	$—
Acquisition of Veneto (revaluation)	15,051,768
Acquisition of Regentys (revaluation)	13,834,581
Acquisition of Olaregen (revaluation)	9,411,224
Balance as of July 31, 2019	$38,297,573